Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note H—Income Taxes
The table below presents the effective income tax rate for the following periods:

	Three Months Ended March 31,
	2022	2021
Effective tax rate	(0.4)%	7.0%
The Company was taxed as a corporation for federal, state, and local income tax purposes for the three months ended March 31, 2022 and as a limited liability company which elected to be taxed as a corporation for federal, state, and local income tax purposes for the three months ended March 31, 2021. The effective tax rate for the three months ended March 31, 2022 differs from the U.S. federal income tax rate of 21.0% primarily due to state and local corporate income taxes as well as the valuation allowance that was established during 2021. The effective tax rate for the three months ended March 31, 2021 differs from the U.S. federal income tax rate of 21.0% primarily due to non-deductible
transaction expenses, offset by state and local corporate income taxes.

Note K—Income Taxes
The Predecessor was established and taxed as a partnership, and therefore, was not generally subject to federal, state and local corporate income taxes. The tax attributes of the Predecessor are reported on each members’ respective income tax return. Consequently, the provision for income tax provided in the accompanying financial statements arose in states that assess income tax at the entity level.
The Successor is established as a limited liability company and has elected to be taxed as a corporation for federal, state, and local income tax purposes.
The components of income tax expense (benefit) were as follows:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Federal:
Deferred	$797	$(2,047)	$—	$—

Total Federal	797	(2,047)	—	—

State:
Current	42	4	11	11
Deferred	245	(590)	(8)	(2)

Total State	287	(586)	3	9

Income tax expense (benefit)	$1,084	$(2,633)	$3	$9

The following is the reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Tax benefit at federal statutory rates	$(25,718)	$(2,199)	$—	$—
State income tax, net of federal tax benefit	(2,163)	(628)	3	9
Class B Incentive Unit equity-based compensation	12,673	—	—	—
Valuation allowance	8,967	—	—	—
Net increase in fair value of derivatives	7,004	—	—	—
Transaction expenses	—	119	—	—
Other permanent differences	321	75	—	—

Income tax expense (benefit)	$1,084	$(2,633)	$3	$9

The table below presents the components of net deferred tax assets and deferred liabilities:

	Successor
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$9,932	$891
Interest carryforwards	2,151	161
Amortizable transaction costs	1,410	—
Accrued expenses	1,361	86
Deferred rent	51	20
Equity-based compensation	50	—
Other assets	114	20

Total deferred tax assets	15,069	1,178
Valuation allowance	(13,439)	—

Net deferred tax assets	1,630	1,178

Deferred tax liabilities:
Depreciation and amortization	1,267	204
Prepaid expenses	611	137
Deferred revenue	—	43

Total deferred tax liabilities	1,878	384

Net deferred tax (liabilities) assets	$(248)	$794

As of December 31, 2021, the Company has $34,678 of U.S. federal net operating losses, all of which can be carried forward indefinitely.
As of December 31, 2021, the Company has $45,998 of U.S. state net operating losses which will begin to expire in 2031.

A valuation allowance is provided for deferred income tax assets when it is more likely than not that future tax benefits will not be realized. The Company assesses whether a valuation allowance should be established against deferred tax assets based upon consideration of all available evidence, both positive and negative, using a more likely than not standard. This assessment considers, among other matters, the Company’s history of losses, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring, impacts of enacted changes in tax laws and tax planning strategies, and the taxable income generated through the future reversals of deferred tax liabilities. In making such judgments, significant weight is given to evidence that can be objectively verified. After analyzing all available evidence, the Company determined it was more likely that it would be not able to utilize all of its deferred tax assets, and has therefore established a full valuation allowance. The net change in the valuation allowance was $13,439 during 2021.